LEASE OBLIGATIONS - Maturities of Finance Leases Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
LEASE OBLIGATIONS
2020		€ 415
2021	€ 360	299
2022	280	221
2023	190	122
2024	72
2024 and thereafter		30
2025 and thereafter	28
Total undiscounted minimum lease payments	930	1,086
Less: amount representing interest	(33)	(41)
Present value of minimum lease payments	899	1,044
Less: current portion	(344)	(392)
Long-term portion	€ 555	€ 653